Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property, Plant and Equipment
15	PROPERTY, PLANT AND EQUIPMENT

Year Ended December 31, 2018	Buildings	Oil and Gas Properties	Equipment and Machinery	Motor Vehicles	Other	Construction in Progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Cost
At beginning of the year	226,107	2,011,329	1,058,011	28,990	32,631	199,873	3,556,941
Additions	650	10,217	3,584	1,113	649	238,691	254,904
Transfers	15,880	146,012	42,223	—	1,539	(205,654)	—
Disposals or write offs	(6,415)	(57,281)	(12,425)	(2,184)	(506)	(8,579)	(87,390)
Currency translation differences	(90)	3,089	373	(8)	(233)	2,263	5,394

At end of the year	236,132	2,113,366	1,091,766	27,911	34,080	226,594	3,729,849

Accumulated depreciation and impairment
At beginning of the year	(93,765)	(1,199,741)	(519,089)	(20,296)	(18,230)	(3,007)	(1,854,128)
Charge for the year and others	(9,995)	(131,023)	(49,281)	(1,629)	(1,875)	—	(193,803)
Impairment charge	(759)	(19,856)	(3,937)	(37)	(2,066)	(3,270)	(29,925)
Disposals or write offs or transfers	4,095	42,218	9,923	1,676	358	55	58,325
Currency translation differences	78	(4,505)	(52)	10	99	(47)	(4,417)

At end of the year	(100,346)	(1,312,907)	(562,436)	(20,276)	(21,714)	(6,269)	(2,023,948)

Net book value
At end of the year	135,786	800,459	529,330	7,635	12,366	220,325	1,705,901

Year Ended December 31, 2017	Buildings	Oil and Gas Properties	Equipment and Machinery	Motor Vehicles	Other	Construction in Progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Cost
At beginning of the year	214,710	1,909,213	990,832	29,227	22,268	229,371	3,395,621
Additions	1,042	9,193	3,995	824	528	204,159	219,741
Transfers	13,913	124,257	75,284	—	10,506	(223,960)	—
Disposals or write offs	(3,280)	(21,746)	(11,061)	(1,032)	(441)	(9,455)	(47,015)
Currency translation differences	(278)	(9,588)	(1,039)	(29)	(230)	(242)	(11,406)

At end of the year	226,107	2,011,329	1,058,011	28,990	32,631	199,873	3,556,941

Accumulated depreciation and impairment
At beginning of the year	(85,323)	(1,063,500)	(469,475)	(19,467)	(11,971)	(6,340)	(1,656,076)
Charge for the year and others	(9,968)	(150,178)	(49,509)	(1,754)	(1,857)	—	(213,266)
Impairment charge	(659)	(3,961)	(10,300)	(3)	(2,715)	(309)	(17,947)
Disposals or write offs or transfers	2,075	11,426	9,663	921	(1,699)	3,664	26,050
Currency translation differences	110	6,472	532	7	12	(22)	7,111

At end of the year	(93,765)	(1,199,741)	(519,089)	(20,296)	(18,230)	(3,007)	(1,854,128)

Net book value
At end of the year	132,342	811,588	538,922	8,694	14,401	196,866	1,702,813

The Group’s exploration and production segment determines whether there are any indications of impairment for the oil blocks according to the Group’s guidance of identification of impairment indications for oil and gas properties, performs the impairment tests on those oil blocks with indications of impairment, and reports the results to the Group’s internal professional team (including operation and finance team) for further overall assessment and evaluation. The final results of the impairment tests have been submitted to the Group’s management for review and approval. The Group recorded impairment losses amounting to RMB 19,856 and RMB 2,904 related to oil and gas properties and construction in progress respectively under the exploration and production segment for the year ended December 31, 2018 (2017: RMB 3,961 related to oil and gas properties under the exploration and production segment, 2016: RMB 711 and RMB 44 related to oil and gas properties and construction in progress respectively under the exploration and production segment) due to the higher production costs and significant drop in the economic benefits of certain oil blocks at the late stage of production. The carrying amount of those impaired oil and gas properties was written down to their respective recoverable amounts, which were determined based on the present values of the expected future cash flows of the assets. The Group referred to the weighted average cost of capital of the oil and gas industry when determining discount rate, and made relevant adjustments according to specific risks in different countries or regions. In 2018, the after-tax discount rates adopted by most oil blocks of the Group ranged from 7.3% to 11.5% (2017: 7.6% to 11.0%, 2016: 7.1% to 10.3%).

The Group recorded impairment losses amounting to RMB 3,937 for the year ended December 31, 2018 related to petrochemical and refinery production facilities (2017: RMB 10,300 primarily related to certain petrochemical production facilities, 2016: RMB 8,502 primarily related to certain petrochemical and liquefied natural gas production facilities). The impairment of these properties is mainly due to the higher production cost and MTBE and etherification plant discontinued in accordance with the national regulations for promoting ethanol for vehicle fuel. The carrying amount of these assets has been reduced to the recoverable amount.

The following table indicates the changes to the Group’s exploratory well costs, which are included in construction in progress, for the years ended December 31, 2018, 2017 and 2016.

	2018	2017	2016
	RMB	RMB	RMB
At beginning of the year	22,843	21,421	20,177
Additions to capitalized exploratory well costs pending the determination of proved reserves	28,045	25,165	21,847
Reclassified to wells, facilities, and equipment based on the determination of proved reserves	(15,404)	(14,288)	(10,914)
Capitalized exploratory well costs charged to expense	(8,579)	(9,455)	(9,689)

At end of the year	26,905	22,843	21,421

The following table provides an aging of capitalized exploratory well costs based on the date the drilling was completed.

	December 31, 2018	December 31, 2017
	RMB	RMB
One year or less	17,542	15,231
Over one year	9,363	7,612

Balance at December 31	26,905	22,843

Capitalized exploratory well costs over one year are principally related to wells that are under further evaluation of drilling results or pending completion of development planning to ascertain economic viability.